Equity - Additional Information (Detail) (USD $) In Thousands, except Share data in Millions, unless otherwise specified	Jun. 30, 2012	Aug. 31, 2011	Jun. 30, 2011	Apr. 30, 2012 Maximum	Aug. 31, 2011 Maximum
Equity, Class of Treasury Stock [Line Items]
Balance of Accumulated other comprehensive (loss) income in Noncontrolling interests relates to foreign currency translation	$ 1,238		$ 26,844
Stock Repurchase Program, Number of Shares Authorized to be Repurchased				16	15
Stock Repurchase Program, Number of Shares Authorized to be Repurchased Each Fiscal Year		7.5
Stock Repurchase Program, Percentage of Shares Outstanding Authorized to be Repurchased Each Fiscal Year		5.00%